Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock; par value $0.0001
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	0.65
Maximum Aggregate Offering Price	$ 6,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 897.65
Offering Note	Pursuant to Rule 457(c), the registration fee has been calculated based on the average of the high and low prices reported in the consolidated reporting system as of a specified date within 5 business days prior to the date of filing the registration statement.